Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 64,322	$ 171,089
Accounts receivable	5,006	13,291
Inventories, net	8,090	2,641
Deferred fulfillment costs	3,971	7,689
Prepaid expenses	4,293	5,138
Contract assets	7,333	4,257
Other current assets	1,254	821
Total current assets	94,269	204,926
Property and equipment – net	10,810	10,874
Operating lease right-of-use assets	7,485	0
Restricted cash	1,254	862
Other non-current assets	23	22
Total assets	113,841	216,684
Current liabilities:
Accounts payable	5,290	6,766
Accrued expenses	10,698	15,659
Contract liabilities	15,923	19,216
Other current liabilities	1,039	146
Total current liabilities	32,950	41,787
Share-based compensation liability	1,089	15,435
Warrant liability	885	13,277
Operating lease liabilities, noncurrent	8,590	0
Other non-current liabilities	0	1,954
Total liabilities	43,514	72,453
Stockholders' equity (deficit):
Sale of Common Stock Shares	25	24
Additional paid-in capital	478,219	449,307
Accumulated deficit	(407,878)	(305,084)
Accumulated other comprehensive (loss)	(39)	(16)
Total stockholders' equity	70,327	144,231
Total liabilities and stockholders' equity	$ 113,841	$ 216,684